UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-462-5386

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

White Oak Select Growth Fund
Schedule of Investments
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 99.27%	Shares	Fair Value
CONSUMER DISCRETIONARY - 11.26%
Internet & Direct Marketing Retail - 9.51%
Amazon.com, Inc. *	21,065	$30,562,998

Specialty Retail - 1.74%
Lowe's Companies, Inc.	53,500	5,603,055

CONSUMER STAPLES - 2.25%
Beverages - 2.25%
PepsiCo, Inc.	60,000	7,218,000

ENERGY - 0.01%
Energy Equipment & Services - 0.01%
Transocean Limited (a) *	3,000	32,370

FINANCIALS - 31.98%
Capital Markets - 10.49%
Charles Schwab Corporation (The) (a)	459,400	24,504,396
State Street Corporation	83,500	9,199,195
		33,703,591
Commercial Banks - 13.78%
CIT Group, Inc.	177,400	8,992,406
TCF Financial Corporation	508,000	10,896,600
U.S. Bancorp	263,000	15,027,820
Wells Fargo & Company	142,000	9,340,760
		44,257,586
Diversified Financial Services - 4.58%
JPMorgan Chase & Company (a)	127,100	14,701,657

Insurance - 3.14%
Chubb Limited	64,600	10,087,290

HEALTH CARE - 9.97%
Biotechnology - 6.25%
Amgen, Inc.	108,000	20,093,400

White Oak Select Growth Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 99.27% (Continued)	Shares	Fair Value
HEALTH CARE - 9.97% (Continued)
Health Care Providers & Services - 2.51%
Express Scripts Holding Company (a) *	102,000	$8,076,360

Pharmaceuticals - 1.20%
Teva Pharmaceutical Industries Limited ADR (a)	189,000	3,857,490

INDUSTRIALS - 3.57%
Air Freight & Logistics - 3.57%
United Parcel Service, Inc., Class B	90,000	11,458,800

INFORMATION TECHNOLOGY - 40.24%
Communications Equipment - 9.39%
Cisco Systems, Inc.	562,000	23,345,480
QUALCOMM, Inc.	100,100	6,831,825
		30,177,305
Internet Software & Services - 14.14%
Alphabet, Inc., Class A *	12,680	14,990,550
Alphabet, Inc., Class C *	16,495	19,298,160
Facebook, Inc., Class A *	40,600	7,587,734
Salesforce.com, Inc. *	31,100	3,542,601
		45,419,045
IT Services - 6.27%
Cognizant Technology Solutions Corporation, Class A	128,200	9,997,036
International Business Machines Corporation	61,900	10,133,030
		20,130,066
Semiconductors & Semiconductor Equipment - 10.44%
KLA-Tencor Corporation	179,800	19,742,040
Xilinx, Inc.	188,900	13,793,478
		33,535,518

TOTAL COMMON STOCKS (Cost $207,949,409)		$318,914,531

White Oak Select Growth Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

SHORT-TERM INVESTMENTS – 1.98%	Shares	Fair Value
MONEY MARKET FUNDS – 0.76%
Fidelity Investments Money Market Government Portfolio, Class I, 1.22% (b)	2,431,358	$2,431,358

COLLATERAL FOR SECURITIES LOANED - 1.22%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63% (b)	3,927,320	3,927,320

TOTAL SHORT-TERM INVESTMENTS (Cost $6,358,678)		6,358,678

TOTAL INVESTMENTS- 101.25% (Cost $214,308,087)		325,273,209

Liabilities in Excess of Other Assets - (1.25)%		(4,016,718)

NET ASSETS - 100.0%		$321,256,491

*	Non-income producing security.
(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,836,826.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund
Schedule of Investments
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 95.37%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.47%
Auto Components - 2.20%
Gentex Corporation (a)	216,500	$5,126,720

Diversified Consumer Services - 1.48%
H&R Block, Inc. (a)	130,000	3,450,200

Internet & Direct Marketing Retail - 3.18%
Amazon.com, Inc. *	5,120	7,428,557

Media - 3.69%
Twenty-First Century Fox, Inc., Class B	236,100	8,615,289

Textiles, Apparel & Luxury Goods - 1.93%
Hanesbrands, Inc. (a)	207,000	4,496,040

CONSUMER STAPLES - 4.70%
Beverages - 4.70%
PepsiCo, Inc.	91,200	10,971,360

ENERGY - 4.30%
Energy Equipment & Services - 0.12%
Transocean Limited (a) *	25,000	269,750

Oil, Gas & Consumable Fuels - 4.18%
Valero Energy Corporation	101,800	9,769,746

FINANCIALS - 32.48%
Capital Markets - 11.42%
Bank of New York Mellon Corporation (The)	242,300	13,738,410
Charles Schwab Corporation (The)	242,651	12,943,004
		26,681,414
Commercial Banks - 9.98%
CIT Group, Inc.	100,500	5,094,345
Great Southern Bancorp, Inc.	28,010	1,421,508
International Bancshares Corporation	58,835	2,441,653

Pin Oak Equity Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 95.37% (Continued)	Shares	Fair Value
FINANCIALS - 32.48% (Continued)
Commercial Banks - 9.98% (Continued)
SunTrust Banks, Inc.	105,000	$7,423,499
Wells Fargo & Company	105,400	6,933,212
		23,314,217
Consumer Finance - 4.35%
Capital One Financial Corporation	83,300	8,659,868
Synchrony Financial	38,000	1,507,840
		10,167,708
Insurance - 6.72%
Assurant, Inc.	36,400	3,329,872
Everest Re Group Limited	16,400	3,768,720
Travelers Companies, Inc. (The)	57,400	8,605,408
		15,704,000
HEALTH CARE - 8.67%
Health Care Providers & Services - 4.80%
DaVita, Inc. *	110,400	8,615,616
McKesson Corporation	15,300	2,583,864
		11,199,480
Pharmaceuticals - 3.87%
GlaxoSmithKline PLC ADR	224,800	8,432,248
Sanofi ADR	13,800	606,234
		9,038,482
INFORMATION TECHNOLOGY - 31.80%
Electronic Equipment, Instruments & Components - 2.21%
Flex Limited *	286,000	5,150,860

Internet Software & Services - 14.29%
Alphabet, Inc., Class A *	3,690	4,362,392
Alphabet, Inc., Class C *	11,679	13,663,729
eBay, Inc. *	191,000	7,750,780
IAC/InterActiveCorp (a) *	52,356	7,590,049
		33,366,950
IT Services - 9.62%
Amdocs Limited	120,572	8,247,125
Paychex, Inc.	156,349	10,670,819

Pin Oak Equity Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 95.37% (Continued)	Shares	Fair Value
INFORMATION TECHNOLOGY - 31.80% (Continued)
IT Services - 9.62% (Continued)
Western Union Company (The) (a)	171,000	$3,555,090
		22,473,034
Semiconductors & Semiconductor Equipment - 5.69%
KLA-Tencor Corporation	62,700	6,884,460
Xilinx, Inc.	87,700	6,403,854
		13,288,314
MATERIALS - 0.96%
Metals & Mining - 0.96%
Teck Resources Limited, Class B	76,814	2,231,447

TOTAL COMMON STOCKS (Cost $153,983,625)		$222,743,568

SHORT-TERM INVESTMENTS - 13.64%	Shares/Principal Amount	Fair Value
MONEY MARKET FUNDS – 0.00%
Fidelity Investments Money Market Government Portfolio, Class I, 1.22% (b)	3,448	$3,448

REPURCHASE AGREEMENTS - 4.63%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 1.18%, dated 01/31/18 and maturing 02/01/18, collateralized by U.S. Treasury Securities with rates ranging from 0.88% to 3.63% and maturity dates ranging from 7/15/18 to 2/15/28 with a par value of $11,252,824 and a collateral value of $11,019,890.	10,803,794	10,803,794

COLLATERAL FOR SECURITIES LOANED - 9.01%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63% (b)	21,052,288	21,052,288

TOTAL SHORT-TERM INVESTMENTS (Cost $31,859,530)		$31,859,530

Pin Oak Equity Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

TOTAL INVESTMENTS- 109.01% (Cost $185,843,155)	$254,603,098

Liabilities in Excess of Other Assets - (9.01)%	(21,046,106)

NET ASSETS - 100.0%	$233,556,992

*	Non-income producing security.
(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $20,667,704.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund
Schedule of Investments
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 99.55%	Shares	Fair Value
CONSUMER DISCRETIONARY - 17.05%
Hotels, Restaurants & Leisure - 4.12%
Wyndham Worldwide Corporation	3,445	$427,628

Internet & Direct Marketing Retail - 11.97%
Amazon.com, Inc. *	470	681,918
Netflix, Inc. *	2,075	560,873
		1,242,791
Media - 0.97%
Liberty SiriusXM Group (The), Class A *	2,235	100,597

CONSUMER STAPLES - 1.86%
Beverages - 1.86%
Molson Coors Brewing Company, Class B	2,300	193,246

FINANCIALS - 12.09%
Commercial Banks - 4.90%
SunTrust Banks, Inc. (a)	7,200	509,040

Consumer Finance - 3.25%
Capital One Financial Corporation	3,250	337,870

Insurance - 3.93%
Hartford Financial Services Group, Inc. (The)	6,950	408,382

HEALTH CARE - 17.33%
Biotechnology - 11.89%
AbbVie, Inc.	4,940	554,367
Biogen, Inc. *	920	319,985
Gilead Sciences, Inc.	4,300	360,340
		1,234,692
Life Sciences Tools & Services - 3.14%
Illumina, Inc. *	1,400	325,696

Rock Oak Core Growth Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 99.55% (Continued)	Shares	Fair Value
HEALTH CARE - 17.33% (Continued)
Pharmaceuticals - 2.31%
Jazz Pharmaceuticals PLC (a) *	1,645	$239,742

INDUSTRIALS - 5.65%
Aerospace & Defense - 4.40%
L3 Technologies, Inc.	2,150	456,789

Professional Services - 1.25%
Nielsen Holdings PLC (a)	3,470	129,813

INFORMATION TECHNOLOGY - 45.57%
Communications Equipment - 2.99%
F5 Networks, Inc. *	2,150	310,761

Internet Software & Services - 12.85%
Alphabet, Inc., Class C *	320	374,380
Facebook, Inc., Class A *	1,795	335,468
Salesforce.com, Inc. *	3,030	345,147
Tencent Holdings Limited ADR	4,730	279,874
		1,334,869
IT Services - 12.55%
Cognizant Technology Solutions Corporation, Class A	2,800	218,344
CSRA, Inc. (a)	5,650	188,032
DXC Technology Company	5,650	562,457
Worldpay, Inc., Class A *	4,160	334,090
		1,302,923
Software - 6.42%
CA, Inc.	9,950	356,708
Check Point Software Technologies Limited (a) *	3,000	310,230
		666,938
Technology Hardware, Storage & Peripherals - 10.76%
NetApp, Inc.(a)	8,755	538,433
Seagate Technology PLC (a)	3,410	188,232

Rock Oak Core Growth Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 99.55% (Continued)	Shares	Fair Value
INFORMATION TECHNOLOGY - 45.57% (Continued)
Technology Hardware, Storage & Peripherals - 10.76% (Continued)
Western Digital Corporation	4,395	$391,067
		1,117,732

TOTAL COMMON STOCKS (Cost $5,638,257)		$10,339,509

SHORT-TERM INVESTMENTS - 18.25%	Shares	Fair Value
MONEY MARKET FUNDS – 0.41%
Fidelity Investments Money Market Government Portfolio, Class I, 1.22% (b)	42,464	$42,464

COLLATERAL FOR SECURITIES LOANED - 17.84%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63% (b)	1,852,357	1,852,357

TOTAL SHORT-TERM INVESTMENTS (Cost $1,894,821)		1,894,821

TOTAL INVESTMENTS- 117.80% (Cost $7,533,078)		12,234,330

Liabilities in Excess of Other Assets - (17.80)%		(1,848,550)

NET ASSETS - 100.0%		$10,385,780

*	Non-income producing security.
(a)	Security, or a portion of the security, is currently on loan. The total market value of securities on loan is $1,804,493.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund
Schedule of Investments
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 94.38%	Shares	Fair Value
CONSUMER DISCRETIONARY - 11.55%
Diversified Consumer Services - 4.86%
Adtalem Global Education, Inc.	11,810	$543,260
American Public Education, Inc. *	5,000	127,000
		670,260
Household Durables - 3.15%
M.D.C. Holdings, Inc.	12,906	435,061

Specialty Retail - 3.54%
Aaron's, Inc.	11,930	487,818

CONSUMER STAPLES - 3.52%
Beverages - 3.52%
Boston Beer Company, Inc. (The), Class A (a) *	2,555	485,067

FINANCIALS - 18.74%
Capital Markets - 3.96%
Janus Henderson Group PLC	13,873	546,319

Commercial Banks - 8.08%
Union Bankshares Corporation	14,050	530,388
Zions Bancorporation	10,800	583,523
		1,113,911
Insurance - 6.71%
Assurant, Inc.	6,350	580,898
CNO Financial Group, Inc.	14,000	344,260
		925,158
HEALTH CARE - 14.57%
Biotechnology - 4.00%
United Therapeutics Corporation (a) *	4,275	551,475

Health Care Providers & Services - 7.20%
Envision Healthcare Corporation *	10,020	360,620
Magellan Health, Inc. *	6,350	632,459
		993,079

River Oak Discovery Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 94.38% (Continued)	Shares	Fair Value
HEALTH CARE - 14.57% (Continued)
Health Care Technology - 0.54%
Quality Systems, Inc. *	5,700	$74,100

Pharmaceuticals - 2.83%
Lannett Company, Inc. (a) *	19,190	390,517

INDUSTRIALS - 5.71%
Machinery - 1.57%
Kadant, Inc.	2,160	216,540

Professional Services - 4.14%
Barrett Business Services, Inc.	3,151	219,593
RPX Corporation	25,000	351,000
		570,593
INFORMATION TECHNOLOGY - 35.73%
Electronic Equipment, Instruments & Components - 6.21%
Dolby Laboratories, Inc., Class A	7,200	463,248
Hollysys Automation Technologies Limited	15,500	393,235
		856,483
Semiconductors & Semiconductor Equipment - 20.89%
Advanced Energy Industries, Inc. (a) *	6,225	442,784
Ambarella, Inc. (a) *	8,005	403,452
Cirrus Logic, Inc. *	10,510	520,981
Kulicke & Soffa Industries, Inc. *	25,285	581,808
SolarEdge Technologies, Inc. *	25,955	931,785
		2,880,810
Software - 8.63%
FireEye, Inc. (a) *	23,005	346,915
Fortinet, Inc. *	14,950	688,298
Verint Systems, Inc. *	3,720	155,310
		1,190,523

River Oak Discovery Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 94.38% (Continued)	Shares	Fair Value
MATERIALS - 4.57%
Paper & Forest Products - 4.57%
Mercer International, Inc.	42,840	$629,748

TOTAL COMMON STOCKS (Cost $8,258,966)		$13,017,462

SHORT-TERM INVESTMENTS - 22.70%	Shares	Fair Value
MONEY MARKET FUNDS – 5.77%
Fidelity Investments Money Market Government Portfolio, Class I, 1.22% (b)	796,220	$796,220

COLLATERAL FOR SECURITIES LOANED - 16.93%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63% (b)	2,334,701	2,334,701

TOTAL SHORT-TERM INVESTMENTS (Cost $3,130,921)		3,130,921

TOTAL INVESTMENTS- 117.08% (Cost $11,389,887)		16,148,383

Liabilities in Excess of Other Assets - (17.08)%		(2,355,370)

NET ASSETS - 100.0%		$13,793,013

*	Non-income producing security.
(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,225,067.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund
Schedule of Investments
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 97.22%	Shares	Fair Value
CONSUMER DISCRETIONARY - 4.28%
Internet & Direct Marketing Retail - 4.28%
Amazon.com, Inc. *	15,400	$22,343,706

INFORMATION TECHNOLOGY - 92.94%
Communications Equipment - 8.33%
Cisco Systems, Inc.	586,000	24,342,440
Juniper Networks, Inc.	421,000	11,009,150
QUALCOMM, Inc.	119,500	8,155,875
		43,507,465
Electronic Equipment, Instruments & Components - 2.29%
Corning, Inc.	383,000	11,957,260

Internet Software & Services - 19.93%
Alphabet, Inc., Class A *	16,740	19,790,363
Alphabet, Inc., Class C *	25,996	30,413,760
eBay, Inc. *	309,300	12,551,394
Facebook, Inc., Class A *	135,925	25,403,023
IAC/InterActiveCorp *	110,000	15,946,700
		104,105,240
IT Services - 10.65%
Accenture PLC, Class A	76,400	12,277,480
Alliance Data Systems Corporation	41,500	10,651,390
CSRA, Inc. (a)	277,947	9,250,076
International Business Machines Corporation	61,100	10,002,070
Total System Services, Inc.	151,400	13,453,404
		55,634,420
Semiconductors & Semiconductor Equipment - 13.65%
Intel Corporation	522,800	25,167,592
KLA-Tencor Corporation	161,500	17,732,700
Marvell Technology Group Limited	224,400	5,235,252
Skyworks Solutions, Inc.	101,770	9,893,062
Xilinx, Inc.	181,900	13,282,338
		71,310,944
Software - 24.37%
CA, Inc.	329,000	11,794,650

Red Oak Technology Select Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 97.22% (Continued)	Shares/Principal Amount	Fair Value
INFORMATION TECHNOLOGY - 92.94% (Continued)
Software - 24.37% (Continued)
Check Point Software Technologies Limited (a) *	132,800	$13,732,848
Dell Technologies, Inc., Class V *	7,657	549,007
Microsoft Corporation	281,200	26,716,812
Oracle Corporation	376,100	19,402,999
Red Hat, Inc. (a) *	154,500	20,298,210
Synopsys, Inc. *	189,700	17,568,117
VMware, Inc., Class A (a) *	139,300	17,243,947
		127,306,590
Technology Hardware, Storage & Peripherals - 13.74%
Apple, Inc.	109,320	18,303,448
Hewlett Packard Enterprise Company	309,500	5,075,800
HP, Inc.	430,500	10,039,260
NetApp, Inc.	239,500	14,729,250
Seagate Technology PLC (a)	282,400	15,588,480
Western Digital Corporation	90,400	8,043,792
		71,780,030

TOTAL COMMON STOCKS (Cost $337,038,379)		$507,945,655

SHORT-TERM INVESTMENTS - 11.98%
REPURCHASE AGREEMENTS - 2.85%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 1.18%, dated 01/31/18 and maturing 02/01/18, collateralized by U.S. Treasury Securities with rates ranging from 0.88% to 3.63% and maturity dates ranging from 7/15/18 to 2/15/28 with a par value of $15,491,776 and a collateral value of $15,171,097.	14,873,596	$14,873,596

Red Oak Technology Select Fund Schedule of Investments (Continued) As of January 31, 2018 (Unaudited)
COMMON STOCKS - 97.22% (Continued)	Shares/Principal Amount	Fair Value
COLLATERAL FOR SECURITIES LOANED - 9.13%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63% (a)	47,698,715	$47,698,715

TOTAL SHORT-TERM INVESTMENTS (Cost $62,572,311)		$62,572,311

TOTAL INVESTMENTS- 109.19% (Cost $399,610,690)		$570,517,966

Liabilities in Excess of Other Assets - (9.19)%		(48,038,267)

NET ASSETS - 100.0%		$522,479,699

*	Non-income producing security.
(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $47,481,111.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund
Schedule of Investments
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 98.35%	Shares	Fair Value
HEALTH CARE - 5.27%
Health Care Technology - 1.78%
Quality Systems, Inc. *	53,000	$689,000

Life Sciences Tools & Services - 3.49%
Illumina, Inc. (a) *	5,800	1,349,312

INFORMATION TECHNOLOGY - 93.08%
Communications Equipment - 9.26%
F5 Networks, Inc. *	8,805	1,272,675
Palo Alto Networks, Inc. (a) *	5,900	931,433
QUALCOMM, Inc.	20,215	1,379,673
		3,583,781
Internet Software & Services - 24.77%
Baidu.com, Inc. ADR *	8,150	2,012,397
Blucora, Inc. *	49,350	1,204,140
Facebook, Inc., Class A *	8,000	1,495,120
LogMeIn, Inc.	1,684	211,847
NetEase, Inc.	4,305	1,378,289
Salesforce.com, Inc. *	13,000	1,480,830
Tencent Holdings Limited ADR	30,480	1,803,502
		9,586,125
IT Services - 15.09%
Alliance Data Systems Corporation	2,760	708,382
Cognizant Technology Solutions Corporation, Class A	9,600	748,608
CSG Systems International, Inc.	16,255	734,238
CSRA, Inc. (a)	19,950	663,936
DXC Technology Company	19,950	1,986,023
Perficient, Inc. (a) *	29,165	564,926
Science Applications International Corporation	5,665	434,222
		5,840,335
Semiconductors & Semiconductor Equipment - 16.03%
Ambarella, Inc. (a) *	15,275	769,860
Cirrus Logic, Inc. *	26,800	1,328,476
Lam Research Corporation	9,255	1,772,518

Black Oak Emerging Technology Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 98.35% (Continued)	Shares	Fair Value
INFORMATION TECHNOLOGY - 93.08% (Continued)
Semiconductors & Semiconductor Equipment - 16.03% (Continued)
Photronics, Inc. *	94,125	$790,650
Silicon Motion Technology Corporation ADR (a)	31,000	1,540,080
		6,201,584
Software - 13.77%
CA, Inc.	52,770	1,891,805
Citrix Systems, Inc. *	16,090	1,492,508
Dell Technologies, Inc., Class V *	4,803	344,375
Fortinet, Inc. *	34,760	1,600,350
		5,329,038
Technology Hardware, Storage & Peripherals - 14.16%
Apple, Inc.	14,000	2,344,020
NetApp, Inc. (a)	25,785	1,585,778
Seagate Technology PLC (a)	28,045	1,548,084
		5,477,882

TOTAL COMMON STOCKS (Cost $22,564,940)		$38,057,057

SHORT-TERM INVESTMENTS - 19.24%	Shares	Fair Value
MONEY MARKET FUNDS – 1.79%
Fidelity Investments Money Market Government Portfolio, Class I, 1.22% (b)	694,517	$694,517

COLLATERAL FOR SECURITIES LOANED - 17.45%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63% (b)	6,752,065	6,752,065

TOTAL SHORT-TERM INVESTMENTS (Cost $7,446,582)		$7,446,582

Black Oak Emerging Technology Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

TOTAL INVESTMENTS- 117.59% (Cost $30,011,522)	$45,503,639

Liabilities in Excess of Other Assets - (17.59)%	(6,806,716)

NET ASSETS - 100.0%	$38,696,923

*	Non-income producing security.
(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,577,080.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund
Schedule of Investments
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 96.50%	Shares	Fair Value
HEALTH CARE - 96.50%
Biotechnology - 14.87%
Amgen, Inc.	26,200	$4,874,510
Biogen, Inc. *	10,850	3,773,739
Celgene Corporation *	14,600	1,476,936
		10,125,185
Health Care Equipment & Supplies - 6.86%
Becton, Dickinson and Company	5,000	1,214,700
Halyard Health, Inc. *	8,000	390,480
Medtronic PLC	15,196	1,305,184
Stryker Corporation	10,700	1,758,866
		4,669,230
Health Care Providers & Services - 44.62%
Aetna, Inc.	14,300	2,671,526
Anthem, Inc.	17,300	4,287,804
Cardinal Health, Inc.	39,500	2,835,705
Cigna Corporation	10,700	2,229,345
CVS Health Corp.	15,100	1,188,219
DaVita, Inc. *	39,400	3,074,776
Express Scripts Holding Company *	51,000	4,038,180
McKesson Corporation	19,450	3,284,716
Owens & Minor, Inc. (a)	87,080	1,833,905
Quest Diagnostics, Inc. (a)	21,300	2,253,966
UnitedHealth Group, Inc. (a)	11,300	2,675,614
		30,373,756
Life Sciences Tools & Services - 8.28%
Charles River Laboratories International, Inc. *	19,300	2,034,992
Waters Corporation *	16,700	3,600,687
		5,635,679
Pharmaceuticals - 21.87%
AstraZeneca PLC ADR (a)	43,000	1,507,580
Endo International PLC *	127,000	877,570
GlaxoSmithKline PLC ADR (a)	64,300	2,411,893
Johnson & Johnson	14,700	2,031,393
Mylan N.V. *	19,400	831,290
Novartis AG ADR	12,000	1,080,720

Live Oak Health Sciences Fund
Schedule of Investments (Continued)
As of January 31, 2018 (Unaudited)

COMMON STOCKS - 96.50% (Continued)	Shares	Fair Value
HEALTH CARE - 96.50% (Continued)
Pharmaceuticals - 21.87% (Continued)
Novo Nordisk A/S ADR	16,500	$915,750
Pfizer, Inc.	47,800	1,770,512
Sanofi ADR	49,692	2,182,970
Teva Pharmaceutical Industries Limited ADR (a)	62,800	1,281,748
		14,891,426

TOTAL COMMON STOCKS (Cost $47,479,480)		$65,695,276

SHORT-TERM INVESTMENTS - 20.12%	Shares	Fair Value
MONEY MARKET FUNDS – 3.74%
Fidelity Investments Money Market Government Portfolio, Class I, 1.22% (b)	2,543,227	$2,543,227

COLLATERAL FOR SECURITIES LOANED - 16.38%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63% (b)	11,152,406	11,152,406

TOTAL SHORT-TERM INVESTMENTS (Cost $13,695,633)		13,695,633

TOTAL INVESTMENTS- 116.62% (Cost $61,175,113)		79,390,909

Liabilities in Excess of Other Assets - (16.62)%		(11,314,203)

NET ASSETS - 100.0%		$68,076,706

*	Non-income producing security.
(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,697,010.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.

ADR - American Depositary Receipt.

Live Oak Health Sciences Fund

Schedule of Investments (Continued)

As of January 31, 2018 (Unaudited)

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Notes to Quarterly Schedule of Investments

As of January 31, 2018 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and each individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies and unregistered private liquidity funds operating to similar limitations as money market mutual funds are both valued at the applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily of up to one-third of a Fund’s total asset value. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as noted in the Funds’ Schedules of Portfolio Investments. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of January 31, 2018:

	Market Value of Securities on Loan	Cash and Cash Equivalents/ Cash Collateral Received
White Oak Select Growth Fund	$3,836,826	$3,927,320
Pin Oak Equity Fund	20,667,704	21,052,288
Rock Oak Core Growth Fund	1,804,493	1,852,357
River Oak Discovery Fund	2,225,067	2,334,701
Red Oak Technology Select Fund	47,481,111	47,698,715
Black Oak Emerging Technology Fund	6,577,080	6,752,065
Live Oak Health Sciences Fund	10,697,010	11,152,406

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis):

At January 31, 2018, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$213,856,738	$117,375,945	$(5,959,474)	$111,416,471
Pin Oak Equity Fund	185,440,919	70,046,684	(884,505)	69,162,179
Rock Oak Core Growth Fund	7,515,065	4,719,265	-	4,719,265
River Oak Discovery Fund	11,358,851	4,939,128	(149,596)	4,789,532
Red Oak Technology Select Fund	398,802,359	172,805,103	(1,089,496)	171,715,607
Black Oak Emerging Technology Fund	29,930,492	15,697,944	(124,797)	15,573,147
Live Oak Health Sciences Fund	61,693,946	21,392,484	(3,695,521)	17,696,963

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$318,914,531	$-	$-	$318,914,531
Short Term Investments
Money Market Funds	2,431,358	-	-	2,431,358
Collateral for Securities Loaned*	-	-	-	3,927,320
Total	$321,345,889	$-	$-	$325,273,209

PIN OAK EQUITY FUND
Common Stocks	$222,743,568	$-	$-	$222,743,568
Short Term Investments
Money Market Funds	3,448	-	-	3,448
Repurchase Agreement	-	10,803,794	-	10,803,794
Collateral for Securities Loaned*	-	-	-	21,052,288
Total	$222,747,016	$10,803,794	$-	$254,603,098

ROCK OAK CORE GROWTH FUND
Common Stocks	$10,339,509	$-	$-	$10,339,509
Short Term Investments
Money Market Funds	42,464	-	-	42,464
Collateral for Securities Loaned*	-	-	-	1,852,357
Total	$10,381,973	$-	$-	$12,234,330

RIVER OAK DISCOVERY FUND
Common Stocks	$13,017,462	$-	$-	$13,017,462
Short Term Investments
Money Market Funds	796,220	-	-	796,220
Collateral for Securities Loaned*	-	-	-	2,334,701
Total	$13,813,682	$-	$-	$16,148,383

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$507,945,655	$-	$-	$507,945,655
Short Term Investments
Repurchase Agreement	-	14,873,596	-	14,873,596
Collateral for Securities Loaned*	-	-	-	47,698,715
Total	$507,945,655	$14,873,596	$-	$570,517,966

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$38,057,057	$-	$-	$38,057,057
Short Term Investments
Money Market Funds	694,517	-	-	694,517
Collateral for Securities Loaned*	-	-	-	6,752,065
Total	$38,751,574	$-	$-	$45,503,639

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$65,695,276	$-	$-	$65,695,276
Short Term Investments
Money Market Funds	2,543,227	-	-	2,543,227
Collateral for Securities Loaned*	-	-	-	11,152,406
Total	$68,238,503	$-	$-	$79,390,909

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level 1 and 2 during the period. There were no Level 3 securities held during the period. It is the Funds’ policy to recognize transfers into and out of levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Oak Associates Funds

By	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	3/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles A, Kiraly
Charles A. Kiraly, President

Date	3/21/2018

By	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	3/21/2018